Pay vs Performance Disclosure	12 Months Ended
	Feb. 28, 2026 USD ($) $ / shares	Feb. 28, 2025 USD ($) $ / shares	Feb. 29, 2024 USD ($) $ / shares	Feb. 28, 2023 USD ($) $ / shares	Feb. 28, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on
Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	AZZ Total Shareholder Return(5) ($)	S&P Composite 1500 Building Products Index Total Shareholder Return(5) ($)	Net Income (Loss) ($ Millions)	Adjusted EPS(7)
2026	5,513,156	10,426,076	1,432,006	2,330,538	266.2	205.1	317.3	6.20
2025	5,407,269	8,464,824	2,161,977	2,098,787	208.8	264.32	52.4	5.20
2024	4,380,976	6,284,864	1,335,045	3,243,091	158.2	246.1	87.2	4.13
2023	4,228,781	3,983,560	1,182,148	1,100,269	88.3	175.8	(61.2)(6)	4.01
2022	4,141,268	5,407,772	1,052,868	1,305,974	107.0	175.2	84.0	3.34

(1)
We refer to the Company’s PEO as CEO throughout this Proxy Statement. The PEO was Mr. Ferguson for each of the fiscal years shown in the table above.

(2)
CAP for the PEO is calculated as noted in the table below:

	2026	2025	2024	2023	2022
Summary Compensation Table Total (“SCT”) Compensation	$5,513,156	$5,407,269	$4,380,976	$4,228,781	$4,141,268
Minus: RSU and PSU values reported in SCT for applicable fiscal year	(2,940,029)	(2,681,979)	(2,172,335)	(2,146,657)	(2,052,510)
Plus: ASC 718 fair value of awards granted during applicable fiscal year that vested during applicable fiscal year(a)	4,539,148	3,315,411	3,189,732	1,781,080	1,727,973
Plus or minus (as applicable): Change based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end(a)	3,531,485	2,210,417	1,497,976	(112,761)	949,716
Plus or minus (as applicable): Change in fair value of prior years’ equity awards that vested during applicable fiscal year	(313,142)	95,231	47,013	149,081	560,982
Minus: fair value of prior year’s equity awards that failed to meet the applicable vesting conditions during the current fiscal year	—	—	(714,437)	—	—
Plus: dividend equivalents earned during applicable fiscal year upon vesting	95,458	118,475	55,939	84,036	80,343
Compensation Actually Paid	$10,426,076	$8,464,824	$6,284,864	$3,983,560	$5,407,772

(a)
The fair value as of the applicable fiscal year end (prior to vesting) for RSU and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For fiscal year 2022, 2023, 2024, 2025 and 2026 the PSUs vest at the end of a three-year performance period with payouts ranging from

0% – 200% for the relative TSR component. For PSU awards based on relative TSR, the fair value is estimated at year end based on a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to companies in our peer group. The FY2025 and FY2026 PSUs also include an Adjusted ROIC component.
(3)
The non-PEO NEOs reflected in the table above were as follows: for fiscal year 2026 — Ms. Mackey, Mr. Crawford, Mr. Stovall, Mr. Vellines and Mr. Russell (Mr. Russell served as the Company’s Chief Strategy Officer until October 2, 2025); for fiscal year 2025 — Ms. Mackey, Mr. Crawford, Mr. Russell, Mr. Stovall, Mr. Schlom and Ms. Moseley (Mr. Schlom served as the Company’s Senior Vice President, Chief Financial Officer until June 3, 2024 and Ms. Moseley served as the Company’s Vice President and Chief Accounting Officer until July 25, 2024); for fiscal year 2024 — Ms. Mackey, Mr. Russell, Mr. Stovall and Mr. Schlom; for fiscal year 2023 — Mr. Emery, Mr. Hill, Mr. Lavelle, Ms. Mackey, Mr. Stovall and Mr. Schlom; and for fiscal year 2022 — Mr. Hill, Ms. Mackey, Mr. Stovall and Mr. Schlom.

(4)
The average CAP for the Non-PEO NEOs is calculated as noted in the table below using the average of the amounts reported for our other NEOs as a group in the “Total” column of the SCT for each fiscal year:

	2026	2025	2024	2023	2022
Summary Compensation Table (“SCT”) Total Compensation	$1,432,006	$2,161,977	$1,335,045	$1,182,148	$1,052,868
Minus: RSU and PSU values reported in SCT for applicable fiscal year	(488,444)	(681,035)	(448,792)	(418,951)	(356,013)
Plus: ASC 718 fair value of awards granted during applicable fiscal year that vested during applicable fiscal year(b)	754,118	262,765	1,095,130	337,354	319,183
Plus or minus (as applicable): Change based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end(b)	652,768	293,473	1,372,451	(18,789)	192,234
Plus or minus (as applicable): Change in fair value of prior years’ equity awards that vested during applicable fiscal year	(37,098)	41,251	(27,167)	(4,948)	87,343
Minus: fair value of prior year’s equity awards that failed to meet the applicable vesting conditions during applicable fiscal year	—	—	(91,703)	—	—
Plus: dividends equivalents earned during applicable fiscal year upon vesting	17,188	20,356	8,127	23,455	10,359
Compensation Actually Paid	$2,330,538	$2,098,787	$3,243,091	$1,100,269	$1,305,974

(b)
The fair value as of the applicable fiscal year end (prior to vesting) for RSUs and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For fiscal year2022, 2023 and 2024, the PSUs vest at the end of a three-year performance period with payouts ranging from 0% – 200% for the relative TSR component. For PSU awards based on relative TSR, the fair value is estimated at year end based on a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to companies in our peer group. The FY2025 and FY2026 PSUs also include an Adjusted ROIC component.

(5)
TSR is based on an assumed $100 investment as of February 28, 2019 and the reinvestment of any issued dividends. The S&P Composite 1500 Building Products Index is the industry peer group included in the Stock Performance Graph in the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2026.

(6)
During fiscal year 2023, we recognized a loss related to the divestiture of the Company’s Infrastructure Solutions business (the “AIS Divestiture”) of $159.9 million, which adversely impacted GAAP net income, resulting in a net loss for the year of $61.2 million. In addition, the AIS Divestiture was recorded as discontinued operations in our consolidated statements of income, because this business is not part of our ongoing operations. The GAAP net income from continuing operations reported in our Annual Report on Form 10-K for the year ended February 28, 2023, which represents our ongoing business, was $66.3 million for fiscal year 2023.

(7)
The Board and its Compensation Committee determined that Adjusted earnings per share (EPS) was the most important financial performance measure that the Company used to link compensation actually paid to our PEO and non-PEO NEOs to financial performance for fiscal year 2024. Adjusted EPS is a non-GAAP measure. See Appendix A of this Proxy Statement for a reconciliation of fiscal year 2025 Adjusted net income calculation to the most comparable GAAP measure. For fiscal year 2024, Adjusted EPS is calculated as net income, excluding amortization expense on intangible assets, equity in earnings from our unconsolidated joint venture and the related tax impact of these expenses, divided by diluted weighted-average outstanding shares. Due to the acquisition of Precoat Metals and the AIS Divestiture, Adjusted EPS for purposes of compensation performance measures for fiscal year 2023 is calculated as net income available to common shareholders, excluding the loss on the AIS divestiture, amortization, acquisition and transaction-related expenses, additional depreciation associated with the Precoat acquisition and the related tax impact of these expenses, divided by diluted weighted-average outstanding shares. For fiscal year 2022, Adjusted EPS is calculated as net income, excluding restructuring and impairment charges, acquisition-related expenses and the related tax impact of these expenses, divided by diluted weighted-average outstanding shares.

Company Selected Measure Name	Adjusted earnings per share
Named Executive Officers, Footnote
(1)
We refer to the Company’s PEO as CEO throughout this Proxy Statement. The PEO was Mr. Ferguson for each of the fiscal years shown in the table above.
(3)
The non-PEO NEOs reflected in the table above were as follows: for fiscal year 2026 — Ms. Mackey, Mr. Crawford, Mr. Stovall, Mr. Vellines and Mr. Russell (Mr. Russell served as the Company’s Chief Strategy Officer until October 2, 2025); for fiscal year 2025 — Ms. Mackey, Mr. Crawford, Mr. Russell, Mr. Stovall, Mr. Schlom and Ms. Moseley (Mr. Schlom served as the Company’s Senior Vice President, Chief Financial Officer until June 3, 2024 and Ms. Moseley served as the Company’s Vice President and Chief Accounting Officer until July 25, 2024); for fiscal year 2024 — Ms. Mackey, Mr. Russell, Mr. Stovall and Mr. Schlom; for fiscal year 2023 — Mr. Emery, Mr. Hill, Mr. Lavelle, Ms. Mackey, Mr. Stovall and Mr. Schlom; and for fiscal year 2022 — Mr. Hill, Ms. Mackey, Mr. Stovall and Mr. Schlom.

Peer Group Issuers, Footnote
(5)
TSR is based on an assumed $100 investment as of February 28, 2019 and the reinvestment of any issued dividends. The S&P Composite 1500 Building Products Index is the industry peer group included in the Stock Performance Graph in the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2026.

PEO Total Compensation Amount	$ 5,513,156	$ 5,407,269	$ 4,380,976	$ 4,228,781	$ 4,141,268
PEO Actually Paid Compensation Amount	$ 10,426,076	8,464,824	6,284,864	3,983,560	5,407,772
Adjustment To PEO Compensation, Footnote
(2)
CAP for the PEO is calculated as noted in the table below:

	2026	2025	2024	2023	2022
Summary Compensation Table Total (“SCT”) Compensation	$5,513,156	$5,407,269	$4,380,976	$4,228,781	$4,141,268
Minus: RSU and PSU values reported in SCT for applicable fiscal year	(2,940,029)	(2,681,979)	(2,172,335)	(2,146,657)	(2,052,510)
Plus: ASC 718 fair value of awards granted during applicable fiscal year that vested during applicable fiscal year(a)	4,539,148	3,315,411	3,189,732	1,781,080	1,727,973
Plus or minus (as applicable): Change based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end(a)	3,531,485	2,210,417	1,497,976	(112,761)	949,716
Plus or minus (as applicable): Change in fair value of prior years’ equity awards that vested during applicable fiscal year	(313,142)	95,231	47,013	149,081	560,982
Minus: fair value of prior year’s equity awards that failed to meet the applicable vesting conditions during the current fiscal year	—	—	(714,437)	—	—
Plus: dividend equivalents earned during applicable fiscal year upon vesting	95,458	118,475	55,939	84,036	80,343
Compensation Actually Paid	$10,426,076	$8,464,824	$6,284,864	$3,983,560	$5,407,772

(a)
The fair value as of the applicable fiscal year end (prior to vesting) for RSU and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For fiscal year 2022, 2023, 2024, 2025 and 2026 the PSUs vest at the end of a three-year performance period with payouts ranging from

0% – 200% for the relative TSR component. For PSU awards based on relative TSR, the fair value is estimated at year end based on a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to companies in our peer group. The FY2025 and FY2026 PSUs also include an Adjusted ROIC component.

Non-PEO NEO Average Total Compensation Amount	$ 1,432,006	2,161,977	1,335,045	1,182,148	1,052,868
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,330,538	2,098,787	3,243,091	1,100,269	1,305,974
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The average CAP for the Non-PEO NEOs is calculated as noted in the table below using the average of the amounts reported for our other NEOs as a group in the “Total” column of the SCT for each fiscal year:

	2026	2025	2024	2023	2022
Summary Compensation Table (“SCT”) Total Compensation	$1,432,006	$2,161,977	$1,335,045	$1,182,148	$1,052,868
Minus: RSU and PSU values reported in SCT for applicable fiscal year	(488,444)	(681,035)	(448,792)	(418,951)	(356,013)
Plus: ASC 718 fair value of awards granted during applicable fiscal year that vested during applicable fiscal year(b)	754,118	262,765	1,095,130	337,354	319,183
Plus or minus (as applicable): Change based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end(b)	652,768	293,473	1,372,451	(18,789)	192,234
Plus or minus (as applicable): Change in fair value of prior years’ equity awards that vested during applicable fiscal year	(37,098)	41,251	(27,167)	(4,948)	87,343
Minus: fair value of prior year’s equity awards that failed to meet the applicable vesting conditions during applicable fiscal year	—	—	(91,703)	—	—
Plus: dividends equivalents earned during applicable fiscal year upon vesting	17,188	20,356	8,127	23,455	10,359
Compensation Actually Paid	$2,330,538	$2,098,787	$3,243,091	$1,100,269	$1,305,974

(b)
The fair value as of the applicable fiscal year end (prior to vesting) for RSUs and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For fiscal year2022, 2023 and 2024, the PSUs vest at the end of a three-year performance period with payouts ranging from 0% – 200% for the relative TSR component. For PSU awards based on relative TSR, the fair value is estimated at year end based on a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to companies in our peer group. The FY2025 and FY2026 PSUs also include an Adjusted ROIC component.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Measures Linking CAP During Fiscal Year 2026 to Company Performance
The following table sets forth the compensation measures that the Company uses to measure the performance of its executive officers, including the non-PEO NEOs, during fiscal year 2026.
FY2026 Compensation Performance Measures
Adjusted Earnings per Share
Adjusted EBITDA
3-Year Relative TSR and ROIC

Total Shareholder Return Amount	$ 266.2	208.8	158.2	88.3	107
Peer Group Total Shareholder Return Amount	205.1	264.32	246.1	175.8	175.2
Net Income (Loss)	$ 317,300,000	$ 52,400,000	$ 87,200,000	$ (61,200,000)	$ 84,000,000
Company Selected Measure Amount | $ / shares	6.2	5.2	4.13	4.01	3.34
PEO Name	Mr. Ferguson
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				$ 159,900,000
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest				66,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share
Non-GAAP Measure Description
(7)
The Board and its Compensation Committee determined that Adjusted earnings per share (EPS) was the most important financial performance measure that the Company used to link compensation actually paid to our PEO and non-PEO NEOs to financial performance for fiscal year 2024. Adjusted EPS is a non-GAAP measure. See Appendix A of this Proxy Statement for a reconciliation of fiscal year 2025 Adjusted net income calculation to the most comparable GAAP measure. For fiscal year 2024, Adjusted EPS is calculated as net income, excluding amortization expense on intangible assets, equity in earnings from our unconsolidated joint venture and the related tax impact of these expenses, divided by diluted weighted-average outstanding shares. Due to the acquisition of Precoat Metals and the AIS Divestiture, Adjusted EPS for purposes of compensation performance measures for fiscal year 2023 is calculated as net income available to common shareholders, excluding the loss on the AIS divestiture, amortization, acquisition and transaction-related expenses, additional depreciation associated with the Precoat acquisition and the related tax impact of these expenses, divided by diluted weighted-average outstanding shares. For fiscal year 2022, Adjusted EPS is calculated as net income, excluding restructuring and impairment charges, acquisition-related expenses and the related tax impact of these expenses, divided by diluted weighted-average outstanding shares.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Relative TSR and ROIC
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,940,029)	$ (2,681,979)	$ (2,172,335)	(2,146,657)	$ (2,052,510)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,531,485	2,210,417	1,497,976	(112,761)	949,716
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,539,148	3,315,411	3,189,732	1,781,080	1,727,973
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(313,142)	95,231	47,013	149,081	560,982
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(714,437)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,458	118,475	55,939	84,036	80,343
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(488,444)	(681,035)	(448,792)	(418,951)	(356,013)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	652,768	293,473	1,372,451	(18,789)	192,234
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	754,118	262,765	1,095,130	337,354	319,183
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,098)	41,251	(27,167)	(4,948)	87,343
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(91,703)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,188	$ 20,356	$ 8,127	$ 23,455	$ 10,359